Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Provisions

	Litigation $m	Insurance reserves $m	Onerous contractual expenditure (note 6) $m	Other $m	Total $m
At 1 January 2019	2	25	—	—	27

Provided, of which $28m is recorded within exceptional items	30	13	—	—	43

Utilised	—	(8)	—	—	(8)

At 31 December 2019	32	30	—	—	62

Reclassification from trade and other payables	2	—	—	—	2

Provided, of which $10m is recorded within exceptional items	7	13	10	4	34

Utilised	(20)	(7)	(3)	—	(30)

Released, of which $9m is recorded within exceptional items	(9)	—	—	—	(9)

Exchange adjustments	—	—	1	—	1

At 31 December 2020	12	36	8	4	60

Summary of Provisions Analysed as Current and Non-Current

	2020 $m	2019 $m
Analysed as:

Current	16	40

Non-current	44	22

	60	62